                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brightpoint Capital Advisors, LLC
Address: 1001 Brickell Bay Drive
         27th Floor
         Miami, Florida 33131

Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Siegel
Title: General Counsel
Phone: 305-379-7272

Signature, Place and Date of Signing:


/s/ RICHARD H. SIEGEL              MIAMI, FLORIDA           August 14, 2009
------------------------------   ------------------   --------------------------
      [Signature)                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      20
Form 13F Information Table Value Total: 218,470 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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Brightpoint Capital Master Fund, LP
FORM 13F

                                    30-Jun-09

                                                                                                  Voting Authority
                                                       Value  Shares/ Sh/ Put/ Invstmt   Other  -------------------
Name of Issuer              Title of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
--------------------------- -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
Abercrombie & Fitch         COM            002896207    13294  523600 SH       Sole              523600
CVS Caremark Corp.          COM            126650100    11610  364300 SH       Sole              364300
Chesapeake Energy Corp      COM            165167107    17696  892400 SH       Sole              892400
Edison International        COM            281020107     8938  284100 SH       Sole              284100
Entergy Corp                COM            29364G103     8527  110000 SH       Sole              110000
Exelon Corp                 COM            30161N101     8972  175200 SH       Sole              175200
Fidelity National FINL-A    COM            31620R105    17638 1303644 SH       Sole             1303644
Fresh Del Monte Produce Inc COM            G36738105     6168  379315 SH       Sole              379315
Kinross Gold Corp           COM            496902404     9984  550105 SH       Sole              550105
Lorillard Inc               COM            544147101     8268  122000 SH       Sole              122000
Mosaic Co                   COM            61945A107    18519  418042 SH       Sole              418042
Patriot Coal Corp           COM            70336T104     2506  392800 SH       Sole              392800
Peabody Energy Corp         COM            704549104    10767  357000 SH       Sole              357000
Petsmart Inc Com            COM            716768106     5730  267000 SH       Sole              267000
Potash Corp                 COM            73755L107    15502  166600 SH       Sole              166600
Tyco International, Ltd     COM            h89128104     8859  341000 SH       Sole              341000
Vimpelcom ADR               COM            68370R109    10757  913900 SH       Sole              913900
Walgreen Co                 COM            931422109     7985  271600 SH       Sole              271600
Wendy's Arby's Group        COM            950587105     7936 1984000 SH       Sole             1984000
XTO Energy Inc              COM            98385X106    18814  493300 SH       Sole              493300